Shareholders' Equity and Earnings per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Sonoco For Plas [Member]	Dec. 31, 2012 Sonoco For Plas [Member]	Dec. 31, 2013 Buyback Program [Member]	Dec. 31, 2013 Tax Withholding Obligations [Member]	Dec. 31, 2012 Tax Withholding Obligations [Member]	Dec. 31, 2011 Tax Withholding Obligations [Member]
Equity [Line Items]
Shares repurchased														132,500	575,845	126,765	94,295
Cost of shares repurchased									$ 27,239	$ 4,167	$ 49,442			$ 5,052	$ 22,187	$ 4,167	$ 3,145
Number of shares authorized for repurchase					5,000,000					5,000,000
Number of shares to be repurchased under authorization plan	4,867,500								4,867,500
Cash dividends per common share	$ 0.31	$ 0.31	$ 0.31	$ 0.3	$ 0.30	$ 0.30	$ 0.30	$ 0.29	$ 1.23	$ 1.19	$ 1.15
Percentage of ownership, small chilean tube and core business accounted												49.00%
Owned subsidiary, percentage												51.00%
Purchase of noncontrolling interest										0	5,718	5,718
Carrying amount of noncontrolling interest wrote off													2,727
Reduction in capital in excess											$ 5,718		$ 2,991